INCOME TAXES - Effective income tax rate (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax at the Federal statutory rate	$ (1,357)	$ (1,723)
State taxes	(130)	18
Permanent differences	752	1,426
Valuation allowance	147	364
True up items	288
Miscellaneous	22	15
Stock transaction	57
Foreign rate	96
Total income tax expense (benefit)	$ (125)	$ 100
Tax at the Federal statutory rate	34.00%	34.00%
State taxes	3.30%	(0.40%)
Permanent differences	(18.90%)	(28.20%)
Valuation allowance	(3.70%)	(7.20%)
True up items	(7.20%)
Miscellaneous	(0.60%)	(0.20%)
Stock transaction	(1.40%)
Foreign rate	(2.40%)
Effective tax rate	3.10%	(2.00%)